PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,
	2020	2019
Cost:
Lab equipment	$17,624	$17,548
Computers and peripheral equipment	13,090	22,374
Office furniture and equipment	1,454	1,356
Leasehold improvements	3,134	2,557
Lease equipment	2,976	930

	38,278	44,765
Accumulated depreciation:
Lab equipment	13,511	14,548
Computers and peripheral equipment	10,501	20,145
Office furniture and equipment	575	659
Leasehold improvements	1,224	1,162
Lease equipment	474	116

	26,285	36,630

Depreciated cost	$11,993	$8,135